Note 11 - Commitments and Contingencies	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]
11.	Commitments and Contingencies

(a)
There are no material legal proceedings to which the Company is a party or to which any of its properties are subject, other than routine litigation incidental to the Company’s business.  In the opinion of the management, the disposition of these lawsuits should not have a material impact on the consolidated results of operations, financial position and cash flows.

(b)	There is no future minimum long-term time charter revenue based on non-cancelable time charter contracts as of December 31, 2014.

(c)
As of December 31, 2014, the Company had under construction four bulk carriers with a total contracted amount remaining to be paid of $98.60 million as of December 31, 2014, with $54.64 million payable in 2015 and $43.96 million in 2016. The Company has secured bank financing for two of the vessels for up to $38.95 million and will finance the remaining commitments with additional bank debt for the remaining two vessels, own cash and by raising additional equity.